Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Calamos Strategic Total Return Fund
2020 Calamos Court
Naperville, Illinois 60563
under the
Investment Company Act of 1940
Securities Act File No. 333-146943
Investment Company Act File No. 811-21484
The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.
(1)	Title of the class of securities of Calamos Strategic Total Return Fund (the “Trust”) to be redeemed:
Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP # 128125200) Series TU (CUSIP #128125309), Series W (CUSIP #128125408), Series TH (CUSIP #128125507), Series F (CUSIP #128125606), Series A (CUSIP #128125705) and Series B (CUSIP #128125804) (the “APS”).
(2)	The securities are to be called or redeemed no earlier than on the following date:

Series	Date
M	June 23, 2009
TU	June 24, 2009
W	June 25, 2009
TH	June 26, 2009
F	June 29, 2009
A	June 25, 2009
B	June 26, 2009
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The APS are to be redeemed pursuant to Section 3(a)(i) of the Calamos Strategic Total Return Fund Statement of Preferences of Auction Rate Cumulative Preferred Shares.
(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:
The Trust intends to redeem all of the outstanding APS.

SIGNATURE

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of June, 2009.

CALAMOS STRATEGIC TOTAL RETURN FUND
By:	/s/ Stathy Darcy
	Name:	Stathy Darcy
	Title:	Secretary